Financial Instruments - Summary of Maximum Exposure to Credit Risk (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	$ 517,120	$ 477,255
Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	39,623	27,331
Trades and other receivables [Member] | India [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	34,185	23,571
Trades and other receivables [Member] | Thailand [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	1,190	1,324
Trades and other receivables [Member] | Malaysia [member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	138	157
Trades and other receivables [Member] | Singapore [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	370	188
Trades and other receivables [Member] | Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	3,740	2,091
Trades and other receivables [Member] | Airlines [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	10,081	6,239
Trades and other receivables [Member] | Retail customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	307	117
Trades and other receivables [Member] | Corporate customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	14,905	10,757
Trades and other receivables [Member] | Deposit With Hotels And Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	6,516	5,900
Trades and other receivables [Member] | Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	7,814	4,318
Receivable from related party [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	53	55
Term deposits [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	264,185	154,868
Cash and cash equivalents (except cash in hand) [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	$ 213,259	$ 295,001